RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878		$ 274,682,875
Financial liabilities	249,900,662		247,219,098
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,519,047	$ 13,159	58,122,395	$ 11,985
Financial liabilities	61,207,878	15,979	76,780,619	15,938
Net financial asset (liability) position	$ (10,688,831)	(2,820)	$ (18,658,224)	(3,953)
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		60		98
Financial liabilities		35		24
Net financial asset (liability) position		$ 25		$ 74